SHARE-BASED COMPENSATION - Additional Information (Details) - PSUs	1 Months Ended		12 Months Ended
	Sep. 30, 2025 SFr / shares	Apr. 30, 2025 SFr / shares	Dec. 31, 2024 SFr / shares	Dec. 31, 2025 installment shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of vesting installments | installment				1
Share price volatility	24.28%	23.97%	24.70%
Entry price (in chf per share) | SFr / shares	SFr 49.14	SFr 42.70	SFr 40.61
Risk-free rate	(0.11%)	1.07%	1.01%
Minimum | Cumulative Absolute Adjusted Free Cash Flow
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance condition, shares entitled to				0
Minimum | Total Shareholder Return
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance condition, shares entitled to				1.5
Maximum | Cumulative Absolute Adjusted Free Cash Flow
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance condition, shares entitled to				1.85
Maximum | Total Shareholder Return
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance condition, shares entitled to				0